Capital Risk	6 Months Ended
Jun. 30, 2025
Disclosure Of Capital Risk Exposure [Abstract]
Capital Risk	Regulatory capital resources
This table shows our qualifying regulatory capital:

	30 June 2025	31 December 2024
	£m	£m
CET1 capital instruments and reserves:
- Capital instruments	7,060	7,060
- Retained earnings	5,758	5,258
- Accumulated other reserves	144	(325)
CET1 capital before regulatory adjustments	12,962	11,993
CET1 regulatory adjustments:
- Additional value adjustments	(13)	(14)
- Goodwill (net of tax)	(1,126)	(1,129)
- Other intangibles	(321)	(340)
– Fair value reserves related to gains or losses on cash flow hedges[1]	(151)	311
- Negative amounts resulting from the calculation of regulatory expected loss amounts	(688)	(658)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(2)	1
- Defined benefit pension fund assets	(381)	(316)
- Dividend accrual	(286)	(3)
- IFRS 9 Transitional Adjustment	—	12
CET1 capital	9,994	9,857
AT1 capital instruments:
- Capital instruments	2,100	2,100
AT1 capital	2,100	2,100
Tier 1 capital	12,094	11,957
Tier 2 capital instruments:
- Capital instruments	2,172	2,203
- Amount of qualifying items subject to phase out from Tier 2	—	182
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(366)	(401)
Tier 2 capital	1,806	1,984
Total capital	13,900	13,941
1.Amount includes £1.5m (2024: £0.6m) for cashflow hedge reserves at FVOCI.
In anticipation of the proposed acquisition of TSB by Santander UK (subject to regulatory approvals and other consents), the Board passed a resolution to cancel the dividends that were accrued in the CET1 capital calculations at 30 June 2025, the impact of which is shown in the table above.
Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2025	9,857	2,100	1,984	13,941
- Retained earnings	500	—	—	500
- Other reserves	469	—	—	469
- Additional value adjustments	1	—	—	1
- Goodwill (net of tax)	3	—	—	3
- Other intangibles	19	—	—	19
- Fair value reserves related to gains or losses on cash flow hedges	(462)	—	—	(462)
- Negative amounts resulting from the calculation of regulatory expected loss amounts	(30)	—	—	(30)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(3)	—	—	(3)
- Defined benefit pension fund assets	(65)	—	—	(65)
- Dividend accrual	(283)	—	—	(283)
- IFRS 9 Transitional Adjustment	(12)	—	—	(12)
- Capital instruments	—	—	(31)	(31)
- Amounts of qualifying items subject to phase out from Tier 2	—	—	(182)	(182)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases	—	—	35	35
At 30 June 2025	9,994	2,100	1,806	13,900